Provisions, contingencies and commitments - Narrative (Details) € in Millions	12 Months Ended	96 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Purchase commitments	€ 200	€ 200
Capital expenditure purchase orders	95	95
Minimum lease payments for lease agreements that have not yet commenced	40	40
Territorial authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	340	340
Third parties, other than territorial authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	€ 35	35
Coal
Disclosure of other provisions [line items]
Royalty income		€ 50
Low | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	1 year
Low | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	2 years
High | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	30 years
High | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	9 years